Interest in Other Entities (Details) - Schedule of balance sheet for Algomizer - Algomizer [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares
Currents assets
Cash and cash equivalents	$ 3,712	[1]
Other current assets	7,285	[1]
Total current assets	10,997	[1]
Non-current assets	9,201	[1]
Current liabilities
Financial liabilities (excluding trade payables)	1,270	[1]
Other current liabilities	8,375	[1]
Total current liabilities	9,645	[1]
Non-current liabilities
Financial liabilities (excluding trade payables)	800	[1]
Other non-current liabilities	2,310	[1]
Total non-current liabilities	3,110	[1]
Net assets	7,443	[1]
Equity attributable to Algomizer shareholders	2,388	[1]
Non-controlling interests	5,055	[1]
Equity attributable to Algomizer shareholders' as of September 3, 2019	3,061
Loss attributable to Algomizer shareholders' for the period	(3,070)
Other comprehensive loss attributable to Algomizer shareholders' for the period	(527)
Increase in capital reverse	2,924
Total reconciliation to carrying amounts	2,388
Equity attributable to Algomizer shareholders' as of December 31, 2019	$ 2,388	[1]
Groups share in %	8.22%
Group share (USD) (in Shares) | shares	196
Fair value adjustments	$ 953
Carrying amount	$ 1,149

[1]	translated at the closing rate at the date of that balance sheet